Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:
Furniture and equipment	5 - 7 years
Leasehold improvements	1.7 – 10.4 years

Schedule of the Impact of the Adoption of the New Revenue Standard

The following table summarized the impact of the adoption of the new revenue standard on the Company’s previously reported consolidated financial statements:

	December 31, 2018	New Revenue Standard Adjustment	January 1, 2019
Deferred revenues	$907,948	$568,540	$1,476,488
Accumulated deficit	23,833,656	568,540	24,402,196

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities are excluded from the calculation of weighted average diluted common shares at September 30, 2019 and 2018, respectively, because their inclusion would have been anti-dilutive:

	September 30,
	2019	2018
Warrants	756,578	215,292
Options	4,821	4,821
Convertible debt	1,120,264	424,582
Total potentially dilutive shares	1,881,663	644,695

The following securities are excluded from the calculation of weighted average diluted common shares at December 31, 2018 and 2017, respectively, because their inclusion would have been anti-dilutive:

	December 31,
	2018	2017
Warrants	312,078	74,435
Options	4,821	4,821
Convertible debt	618,153	206,535
Total potentially dilutive shares	935,052	285,791